UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended March 31, 2007

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name: Riverpark Capital LLC

Address:   156 West 56th Street, 24th Floor, New York, NY 10019

Form 13F File Number:  28-12106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name: Alan Leibel

Title:   Chief Financial Officer

Phone: (212) 484-2108

Signature, Place, and Date of Signing:

/s/ Alan Leibel                  New York, NY                  05/14/07
     (Name)                     (City, State)                   (Date)


REPORT TYPE (CHECK ONLY ONE.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     36 Items

Form 13F Information Table Value Total:     $ 506,322 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                               Market Value  Shares      Sh/   Put/   Invstmt   Voting Authority
Name of Issuer                   Title of Class      CUSIP    (X $1,000)     Prn Amt.    Prn   Call   Discretn  Sole


AMERICAN EXPRESS CO                  COM           025816109   137,207      2,432,743    SH          Sole       2,432,743
APPLE INC                            COM           037833100   4,174        44,928       SH          Sole       44,928
AQUANTIVE INC                        COM           03839G105   4,308        154,340      SH          Sole       154,340
BED BATH & BEYOND INC                COM           075896100   7,865        195,792      SH          Sole       195,792
BEST BUY INC                         COM           086516101   9,543        195,879      SH          Sole       195,879
BURGER KING HLDGS INC                COM           121208201   6,773        313,580      SH          Sole       313,580
CARNIVAL CORP                    PAIRED CTF        143658300   74,419       1,588,124    SH          Sole       1,588,124
CELL GENESYS INC                     COM           150921104   2,590        616,690      SH          Sole       616,690
CHICAGO MERCANTILE HLDGS INC        CL A           167760107   3,522        6,615        SH          Sole       6,615
CINTAS CORP                          COM           172908105   1,428        39,567       SH          Sole       39,567
COACH INC                            COM           189754104   4,713        94,160       SH          Sole       94,160
COMCAST CORP NEW                  CL A SPL         20030N200   2,900        113,859      SH          Sole       113,859
E M C CORP MASS                      COM           268648102   4,718        340,660      SH          Sole       340,660
EQUINIX INC                        COM NEW         29444U502   3,499        40,857       SH          Sole       40,857
E TRADE FINANCIAL CORP               COM           269246104   5,888        277,470      SH          Sole       277,470
GETTY IMAGES INC                     COM           374276103   2,849        58,582       SH          Sole       58,582
GOLDMAN SACHS GROUP INC              COM           38141G104   8,350        40,410       SH          Sole       40,410
GOOGLE INC                          CL A           38259P508   7,090        15,475       SH          Sole       15,475
GRUBB & ELLIS CO                COM PAR $0.01      400095204   1,505        128,052      SH          Sole       128,052
ICONIX BRAND GROUP INC               COM           451055107   2,937        143,986      SH          Sole       143,986
IRON MTN INC                         COM           462846106   2,760        105,625      SH          Sole       105,625
LAS VEGAS SANDS CORP                 COM           517834107   1,960        22,630       SH          Sole       22,630
LOWES CO INC                         COM           548661107   4,958        157,459      SH          Sole       157,459
MASTERCARD INC                      CL A           57636Q104   1,880        17,700       SH          Sole       17,700
MONSTER WORLDWIDE INC                COM           611742107   44,899       947,832      SH          Sole       947,832
MOODYS CORP                          COM           615369105   5,912        95,258       SH          Sole       95,258
MOVE INC COM                         COM           62458M108   5,271        951,515      SH          Sole       951,515
NATIONAL CINEMEDIA INC               COM           635309107   4,700        176,030      SH          Sole       176,030
NEUROCRINE BIOSCIENCES INC           COM           64125C109   837          66,927       SH          Sole       66,927
SCHWAB CHARLES CORP NEW              COM           808513105   106,360      5,815,225    SH          Sole       5,815,225
SKILLSOFT PLC                   SPONSORED ADR      830928107   7,012        838,726      SH          Sole       838,726
TARGET CORP                          COM           87612E106   4,946        83,460       SH          Sole       83,460
TERREMARK WORLDWIDE INC            COM NEW         881448203   3,988        494,730      SH          Sole       494,730
TRAVELZOO INC                        COM           89421Q106   4,127        112,240      SH          Sole       112,240
VAIL RESORTS INC                     COM           91879Q109   3,706        68,220       SH          Sole       68,220
VORNADO RLTY TR                  SH BEN INT        929042109   6,728        56,374       SH          Sole       56,374
                                                               506,322      16,851,720                          16,851,720
